Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information
Entity Registrant Name	OMEGA COMMERCIAL FINANCE CORP
Entity Central Index Key	0000029504
Document Type	S-1
Document Period End Date	Dec 31, 2011
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	43,885,900
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Amendment Flag	true
Amendment Description	Amended to include the quarterly March 31, 2012 and 2011 financial statements

Balance Sheets (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash	$ 29,381	$ 2,663	$ 37,973
Prepaid expenses	48	0	0
TOTAL CURRENT ASSETS	29,429	2,663	37,973
Furniture, Fixtures & Equipment (net of depreciation)	1,016	0	0
TOTAL ASSETS	30,445	2,663	37,973
CURRENT LIABILITIES
Accounts payable and accrued expenses	12,180	7,500	7,500
Judgments payable	2,300,945	2,300,945	2,300,945
TOTAL CURRENT LIABILITIES	2,313,125	2,308,445	2,308,445
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock	328,859	438,859	288,859
Preferred stock	0	0	0
Additional paid in capital	2,657,473	2,507,473	1,907,473
Retained (deficit)	(5,269,012)	(5,252,114)	(4,466,804)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	(2,282,680)	(2,305,782)	(2,270,472)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 30,445	$ 2,663	$ 37,973

Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Common Stock, par value per share	$ 0.01	$ 0.01	$ 0.01
Common Stock, shares authorized	87,500,000	87,500,000	87,500,000
Common Stock, shares issued	32,885,900	43,885,900	28,885,900
Common Stock, shares outstanding	32,885,900	43,885,900	28,885,900
Preferred Stock, par value per share	$ 5	$ 5	$ 5
Preferred Stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, shares issued	0	0	0
Preferred Stock, shares outstanding	0	0	0

Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Earned commissions	$ 109,975	$ 107,225	$ 347,150	$ 99,500
Cost of revenues	(39,025)	(72,875)	(234,704)	(47,083)
Gross profit	70,950	34,350	112,446	52,417
EXPENSES:
Depreciation	1	0	0	0
Auto	1,255	739	16,034	1,349
Labor	0	0	49,383	1,143
Services received from officer in exchange for issuance of shares	0	0	750,000	0
Professional fees	27,521	0	15,000	0
Directors' fees	0	2,656	7,847	0
Dues and subscriptions	1,514	840	6,033	0
Rent	1,413	3,900	10,001	5,333
Stock issued for services	40,000	0	0	0
Other selling, general and administrative expenses	16,145	36,997	43,458	10,369
Total expenses	87,848	45,132	897,756	18,194
Income (loss) from operations	(16,898)	(10,782)	(785,310)	34,223
Provision for income taxes	0	0	0	0
Net income (loss)	$ (16,898)	$ (10,782)	$ (785,310)	$ 34,223
Basic and fully diluted net income (loss) per common share:	$ 0	$ 0	$ (0.02)	$ 0
Weighted average common shares outstanding	38,446,340	28,885,900	36,385,900	28,885,900

Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Retained/(Deficit)	Total
Beginning balance, value at Dec. 31, 2009	$ 288,859	$ 1,907,473	$ (4,501,027)	$ (2,304,695)
Beginning balance, shares at Dec. 31, 2009	28,885,900
Issuance of common shares to officer for services, value				0
Net income (loss)			34,223	34,223
Ending balance, value at Dec. 31, 2010	288,859	1,907,473	(4,466,804)	(2,270,472)
Ending balance, shares at Dec. 31, 2010	28,885,900
Issuance of common shares to officer for services, value	150,000	600,000		750,000
Issuance of common shares to officer for services, shares	15,000,000
Net income (loss)			(785,310)	(785,310)
Ending balance, value at Dec. 31, 2011	$ 438,859	$ 2,507,473	$ (5,252,114)	$ (2,305,782)
Ending balance, shares at Dec. 31, 2011	43,885,900

Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (16,898)	$ (10,782)	$ (785,310)	$ 34,223
Stock issued for services provided	40,000	0	0	0
Depreciation	1	0	0	0
Bad debt write off	0	7,500	0	0
Issuance of common shares to officer for services	0	0	750,000	0
Changes in operating assets and liabilities
Increase in prepaid expenses	(48)	0	0	0
Accounts payable and accrued expenses	4,680	0	0	3,750
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	27,735	(18,282)	(35,310)	37,973
CASH FLOWS FROM INVESTING ACTIVITIES:
Computer purchase	(1,016)	0	0	0
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(1,016)	0	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	26,719	(18,282)	(35,310)	37,973
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	2,663	37,973	37,973	0
CASH AND CASH EQUIVALENTS, END OF THE YEAR	$ 29,381	$ 19,691	$ 2,663	$ 37,973

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

NOTE 1 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business organization

Omega Commercial Finance Corporation (formerly known as DOL Resources, Inc.) (the “Company”) is a commercial real estate financing company that also provides asset backed lending services located in the Miami, Florida area. The Company was incorporated in the State of Wyoming on November 6, 1973.

The Company’s wholly owned subsidiaries include the following:

CCRE (“CCRE”), a Florida corporation providing second- and third-tier real estate funding as well as partnering in development ventures.

Basis of Presentation

The accompanying consolidated financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“USGAAP”). The consolidated financial statements of the Company include the Company and its subsidiaries. All material inter-company balances and transactions have been eliminated.

Management’s Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Cash and Cash Equivalents - For purposes of the Statements of Cash Flows, the Company considers highly liquid investments with an original maturity of three months or less to be cash equivalents.

Stock-Based Compensation- The Company accounts for stock-based compensation using the fair value method following the guidance set forth in section 718-10 of the FASB Accounting Standards Codification for disclosure about Stock-Based Compensation. This section requires a public entity to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). That cost will be recognized over the period during which an employee is required to provide service in exchange for the award- the requisite service period (usually the vesting period). No compensation cost is recognized for equity instruments for which employees do not render the requisite service. During the year ended December 31, 2011, the Company recorded $750,000 in compensation expense based on the fair value of services rendered in exchange for common shares issued by the Company’s officer. These approximated the fair value of the shares at the dates of issuances in the opinion of management.

Deferred Taxes

The Company accounts for income taxes under Section 740-10-30 of the FASB Accounting Standards Codification. Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of operations in the period that includes the enactment date.

Revenue Recognition – The Company applies paragraph 605-10-S99-1 of the FASB Accounting Standards Codification for revenue recognition. The Company recognizes revenue when services are realized or realizable and earned less estimated future doubtful accounts. The Company considers revenue realized or realizable and earned when all of the following criteria are met:

(i)	persuasive evidence of an arrangement exists,
(ii)	the services have been rendered and all required milestones achieved,
(iii)	the sales price is fixed or determinable, and
(iv)	collectability is reasonably assured.

Specifically, the Company is primarily engaged in the sourcing of second- and third-tier financing for commercial development and construction.  Revenues are generated from fixed non-refundable processing fees associated with the contractual agreement. Revenues are recorded at the time each contract is signed and fees remitted.

The fees are non-refundable and fixed, which is unconditionally earned and is not contingent on success factors.  The Company recognizes revenues as amounts become billable in accordance with contract terms.  These revenues based on contractual agreement with the Company are recognized as the contracts are signed and the fees are received, and amounts are earned in accordance with the Securities and Exchange Commission (the “SEC”) Staff Accounting Bulletin (“SAB”) No. 101, “Revenue Recognition in Financial Statements” (“SAB 101”), as amended by SAB No. 104, “Revenue Recognition” (“SAB 104”). The Company considers amounts to be earned once evidence of an arrangement has been obtained, the contract signed, and the processing fees remitted.

Comprehensive Income (Loss) - The Company reports comprehensive income and its components following guidance set forth by section 220-10 of the FASB Accounting Standards Codification which establishes standards for the reporting and display of comprehensive income and its components in the financial statements. There were no items of comprehensive income (loss) applicable to the Company during the periods covered in the financial statements.

Income (Loss) Per Share - Net income (loss) per common share is computed pursuant to section 260-10-45 of the FASB Accounting Standards Codification. Basic net income (loss) per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. Diluted net income (loss) per share is computed by dividing net loss by the weighted average number of shares of common stock and potentially outstanding shares of common stock during each period. There were no potentially dilutive shares outstanding as of March 31, 2012 and December 31, 2011.

Risk and Uncertainties - The Company is subject to risks common to companies in the service industry, including, but not limited to, litigation, development of new technological innovations and dependence on key personnel.

Advertising Costs - Advertising costs are expensed as incurred. The Company does not incur any direct-response advertising costs.

Fair Value for Financial Assets and Financial Liabilities- The Company follows paragraph 825-10-50-10 of the FASB Accounting Standards Codification for disclosures about fair value of its financial instruments and paragraph 820-10-35-37 of the FASB Accounting Standards Codification (“Paragraph 820-10-35-37”) to measure the fair value of its financial instruments. Paragraph 820-10-35-37 establishes a framework for measuring fair value in accounting principles generally accepted in the United States of America (U.S. GAAP), and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, Paragraph 820-10-35-37 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three levels of fair value hierarchy defined by Paragraph 820-10-35-37 are described below:

Level 1 Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.

Level 2 Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.

Level 3 Pricing inputs that are generally observable inputs and not corroborated by market data.

The carrying amounts of the Company’s financial assets and liabilities, such as cash and accounts payable approximate their fair values because of the short maturity of these instruments.

On March 31, 2012, a subsidiary of the Company entered into a Strategic Alliance agreement with a wholly owned private company such that the Company received 736 shares of Preferred stock in the private company. Separately, and for no consideration pertaining to the agreement, the Company authorized 2,000,000 shares of common stock in the name of Flavio Zuanier. The Company recorded the transaction at the stock price of the last stock issuance. Pursuant to the signing of the Strategic Alliance Agreement within the last accounting period, the Company did not have any fair value adjustments as of March 31, 2012. The Company had no fair value adjustments as of December 31, 2011. The Company did not have any fair value adjustments for liabilities measured at fair value at March 31, 2012 and December 31, 2011 nor gains or losses are reported in the statement of operations that are attributable to the change in unrealized gains or losses relating to those assets and liabilities still held at the reporting date as of March 31, 2012 and December 31, 2011.

Recently issued accounting pronouncements:

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”.  The amendment results in a consistent definition of fair value and ensures the fair value measurement and disclosure requirements are similar between GAAP and International Financial Reporting Standards (“IFRS”). This amendment changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. This amendment will be effective for the Company on January 1, 2012. Based on current operations, the adoption is not expected to have a material effect on our consolidated financial position or results of operations.

In June 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-05, “Comprehensive Income (Topic 220), and Presentation of Comprehensive Income”.  ASU 2011-05 amends the presentation of other comprehensive income and the Statement of Consolidated Operations. Under this amendment, entities will be required to present the total of comprehensive income, the components of net income,  and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Regardless of which reporting option is selected, the Company is required to present on the face of the financial statements, reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statements where the components of net income and the components of other comprehensive income are presented.   The current option to report other comprehensive income and its components in the statement of changes in equity has been eliminated. This amendment will be effective for the Company on January 1, 2012 and full retrospective application is required. We do not anticipate that this amendment will have a material impact on our financial statements.

Effecting certain sections covered under ASU 2011-05,  in December, 2011, the FASB issued ASU 2011-12, “Comprehensive Income (Topic 220)”, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in ASU 2011-05”.  The pronouncement is effective for fiscal years and interim periods beginning January 1, 2012 with retrospective application for all comparative periods presented.  The Company’s adoption of the new standard is not expected to have a material effect on our consolidated financial position or results of operations.

In September 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-08, “Intangibles – Goodwill and Other (Topic 350), Testing Goodwill for Impairment”.  ASU 2011-08 amends the required annual impairment testing of goodwill by providing an entity an option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  If, after assessing the totality of events and circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test under Topic 350-24 and Topic 350-20-35-9 is unnecessary.  However, if an entity concludes otherwise, then it is required to perform the impairment testing under Topic 350-24 by calculating the fair value of the reporting unit and comparing the results with the carrying amount.  If the fair value exceeds the carrying amount, then the entity must perform the second step test of measuring the amount of the impairment test under Topic 350-20-35-9.

An entity has the option to bypass the qualitative assessment and proceed directly to the two step goodwill impairment test.  Additionally, the entity has the option to resume with the qualitative testing in any subsequent period.  The amendment will be effective for the Company on January 1, 2012. Based on current operations, the adoption is not expected to have a material effect on our consolidated financial position or results of operations.

In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities”.  The guidance in this update requires us to disclose information about offsetting and related arrangements to enable users of our financial statements to understand the effect of those arrangements on our financial position.  The pronouncement is effective for fiscal years and interim periods beginning on or after January 1, 2013 with retrospective application for all comparative periods presented.  Our adoption of the new standard is not expected to have a material effect on our consolidated financial position or results of operations.

The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and do not believe the future adoption of any such pronouncements may be expected to cause a material impact on its financial condition or the results of its operations.

NOTE 1 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business Activity

Omega Commercial Finance Corporation (formerly known as DOL Resources, Inc.) (the “Company”) is a commercial real estate financing company that also provides asset backed lending services located in the Miami, Florida area. The Company was incorporated in the State of Wyoming on November 6, 1973.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) under the accrual basis of accounting.

Management’s Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The financial statements above reflect all of the costs of doing business.

Deferred Taxes

The Company accounts for income taxes under Section 740-10-30 of the FASB Accounting Standards Codification. Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of operations in the period that includes the enactment date.

Cash and Cash Equivalents - For purposes of the Statements of Cash Flows, the Company considers highly liquid investments with an original maturity of three months or less to be cash equivalents.

Revenue Recognition – The Company applies paragraph 605-10-S99-1 of the FASB Accounting Standards Codification for revenue recognition. The Company recognizes revenue when services are realized or realizable and earned less estimated future doubtful accounts. The Company considers revenue realized or realizable and earned when all of the following criteria are met:

(i)	persuasive evidence of an arrangement exists,

(ii)	the services have been rendered and all required milestones achieved,

(iii)	the sales price is fixed or determinable, and

(iv)	collectability is reasonably assured.

Specifically, the Company is primarily engaged in the sourcing of second- and third-tier financing for commercial development and construction. Revenues are generated from fixed non-refundable processing fees associated with the contractual agreement. Revenues are recorded at the time each contract is signed and fees remitted.

The fees are non-refundable and fixed, which is unconditionally earned and is not contingent on success factors. The Company recognizes revenues as amounts become billable in accordance with contract terms. These revenues based on contractual agreement with the Company are recognized as the contracts are signed and the fees are received, and amounts are earned in accordance with the Securities and Exchange Commission (the “SEC”) Staff Accounting Bulletin (“SAB”) No. 101, “Revenue Recognition in Financial Statements” (“SAB 101”), as amended by SAB No. 104, “Revenue Recognition” (“SAB 104”). The Company considers amounts to be earned once evidence of an arrangement has been obtained, the contract signed, and the processing fees remitted.

Comprehensive Income (Loss) - The Company reports comprehensive income and its components following guidance set forth by section 220-10 of the FASB Accounting Standards Codification which establishes standards for the reporting and display of comprehensive income and its components in the financial statements. There were no items of comprehensive income (loss) applicable to the Company during the periods covered in the financial statements.

Income (Loss) Per Share - Net income (loss) per common share is computed pursuant to section 260-10-45 of the FASB Accounting Standards Codification. Basic net income (loss) per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. Diluted net income (loss) per share is computed by dividing net loss by the weighted average number of shares of common stock and potentially outstanding shares of common stock during each period. There were no potentially dilutive shares outstanding as of December 31, 2011 and 2010.

Risk and Uncertainties - The Company is subject to risks common to companies in the service industry, including, but not limited to, litigation, development of new technological innovations and dependence on key personnel.

Stock-Based Compensation- The Company accounts for stock-based compensation using the fair value method following the guidance set forth in section 718-10 of the FASB Accounting Standards Codification for disclosure about Stock-Based Compensation. This section requires a public entity to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). That cost will be recognized over the period during which an employee is required to provide service in exchange for the award- the requisite service period (usually the vesting period). No compensation cost is recognized for equity instruments for which employees do not render the requisite service. During the year ended December 31, 2011, the Company recorded $750,000 in compensation expense based on the fair value of services rendered in exchange for common shares issued by the Company’s officer. These approximated the fair value of the shares at the dates of issuances in the opinion of management.

Advertising Costs - Advertising costs are expensed as incurred. The Company does not incur any direct-response advertising costs.

Fair Value for Financial Assets and Financial Liabilities- The Company follows paragraph 825-10-50-10 of the FASB Accounting Standards Codification for disclosures about fair value of its financial instruments and paragraph 820-10-35-37 of the FASB Accounting Standards Codification (“Paragraph 820-10-35-37”) to measure the fair value of its financial instruments. Paragraph 820-10-35-37 establishes a framework for measuring fair value in accounting principles generally accepted in the United States of America (U.S. GAAP), and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, Paragraph 820-10-35-37 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three levels of fair value hierarchy defined by Paragraph 820-10-35-37 are described below:

Level 1 Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.

Level 2 Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.

Level 3 Pricing inputs that are generally observable inputs and not corroborated by market data.

Fair Value for Financial Assets and Financial Liabilities (Cont.)- The carrying amounts of the Company’s financial assets and liabilities, such as cash and accounts payable approximate their fair values because of the short maturity of these instruments.

The Company does not have any assets or liabilities measured at fair value on a recurring or a non-recurring basis, consequently, the Company did not have any fair value adjustments for assets and liabilities measured at fair value at December 31, 2011 and 2010 nor gains or losses are reported in the statement of operations that are attributable to the change in unrealized gains or losses relating to those assets and liabilities still held at the reporting date for the for the years ended December 31, 2011 and 2010.

Recent Accounting Pronouncements - The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and do not believe the future adoption of any such pronouncements may be expected to cause a material impact on its financial condition or the results of its operations.

In July 2010, the FASB amended the requirements for Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. As a result of these amendments, an entity is required to disaggregate by portfolio segment or class certain existing disclosures and provide certain new disclosures about its financing receivables and related allowance for credit losses. The new disclosures as of the end of the reporting period are effective for the fiscal year ending December 31, 2010, while the disclosures about activity that occurs during a reporting period are effective for the first fiscal quarter of 2011. The adoption of this guidance will not impact the Company’s consolidated results of operations or financial position.

In January 2010, the FASB issued authoritative guidance regarding fair value measures and disclosures. The guidance requires disclosure of significant transfers between level 1 and level 2 fair value measurements along with the reason for the transfer. An entity must also separately report purchases, sales, issuances and settlements within the level 3 fair value roll forward. The guidance further provides clarification of the level of disaggregation to be used within the fair value measurement disclosures for each class of assets and liabilities and clarified the disclosures required for the valuation techniques and inputs used to measure level 2 or level 3 fair value measurements. This new authoritative guidance is effective for the Company in fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The adoption of this guidance will not impact the Company’s consolidated results of operations or financial position.

In September 2011, the FASB issued ASU 2011-08 which provides an entity the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test for goodwill impairment.  If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required.  Otherwise, no further testing is required. The revised standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.   The Company does not expect that the adoption of this standard will have a material impact on the Company’s results of operations, cash flows or financial condition.

In December 2011, FASB issued Accounting Standards Update 2011-11, “Balance Sheet - Disclosures about Offsetting Assets and Liabilities” to enhance disclosure requirements relating to the offsetting of assets and liabilities on an entity's balance sheet. The update requires enhanced disclosures regarding assets and liabilities that are presented net or gross in the statement of financial position when the right of offset exists, or that are subject to an enforceable master netting arrangement. The new disclosure requirements relating to this update are retrospective and effective for annual and interim periods beginning on or after January 1, 2013. The update only requires additional disclosures, as such, the Company does not expect that the adoption of this standard will have a material impact on the Company’s results of operations, cash flows or financial condition.

Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 2 INCOME TAXES

At March 31, 2012, the Company had federal and state net operating loss carry forwards of approximately $5,216,000 that expire in various years through the year 2031.

Due to cumulative operating losses, there is no provision for current federal or state income taxes for the three months ended March 31, 2012.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amount used for federal and state income tax purposes.

The Company’s deferred tax asset at March 31, 2012 consists of net operating loss carry forwards calculated using federal and state effective tax rates equating to approximately $1,773,700 less a valuation allowance in the amount of approximately $1,773,700. Because of the Company’s lack of earnings history, the deferred tax asset has been fully offset by a valuation allowance. The valuation allowance increased by approximately $5,700 for the three months ended March 31, 2012.

The Company’s total deferred tax asset as of March 31, 2012 is as follows:

Net operating loss carry forwards	$1,773,700
Valuation allowance	(1,773,700)

Net deferred tax asset	$0

The reconciliation of income taxes computed at the federal and state statutory income tax rate to total income taxes for the three months ended March 31, 2012 is as follows:

Income tax computed at the federal statutory rate	34%
Valuation allowance	(34%)

Total deferred tax asset	0%

NOTE 2 INCOME TAXES

At December 31, 2011, the Company had federal and state net operating loss carry forwards of approximately $5,200,000 that expire in various years through the year 2024.

Due to operating losses, there is no provision for current federal or state income taxes for the years ended December 31, 2011 and 2010.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amount used for federal and state income tax purposes.

The Company’s deferred tax asset at December 31, 2011 consists of net operating loss carry forwards calculated using federal and state effective tax rates equating to approximately $1,768,000 less a valuation allowance in the amount of approximately $1,768,000. Because of the Company’s lack of earnings history, the deferred tax asset has been fully offset by a valuation allowance. The valuation allowance increased (decreased) by approximately $267,000 and $(12,000) for the years ended December 31, 2011 and 2010, respectively.

The Company’s total deferred tax asset as of December 31, 2011 is as follows:

Net operating loss carry forwards	$1,768,000
Valuation allowance	(1,768,000)

Net deferred tax asset	$--

The reconciliation of income taxes computed at the federal and state statutory income tax rate to total income taxes for the years ended December 31, 2011 and 2010 is as follows:

Income tax computed at the federal statutory rate	34%
Valuation allowance	(34%)

Total deferred tax asset	0%

Prepaid Asset	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
PREPAID ASSET	NOTE 3 PREPAID ASSET As of March 31, 2012 and 2011, the Company has $48 and 0 in prepaid assets relating to current operating expenses, respectively.

Accounts Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Accounts Payable	NOTE 4 ACCOUNTS PAYABLE As of March 31, 2012 and 2011, the Company has outstanding $12,180 and $7,500 in Accounts payable relating to operational expenses and legal fees, respectively.

Capital Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Capital Stock

NOTE 5 CAPITAL STOCK

The Company is currently authorized to issue 87,000,000 common shares at $.01 par value per share and 10,000,000 preferred shares at $5.00 par value per share.

During the year ended December 31, 2011, the Company issued to 15,000,000 common shares to an officer of the Company in exchange for $750,000 in services rendered, valued at the closing stock price at the date of issuance.

During the three months ended March 31, 2012, the Company issued 2,000,000 shares of common stock to an unrelated party for service rendered, valued at the closing stock price at the date of issuance.

During the three months ended March31, 2012, the officer returned to the Company 13,000,000 shares to be retired.

The Company had 32,885,900 and 43,885,900 shares of common stock issued and outstanding as of March 31, 2012 and December 31, 2011, respectively.

NOTE 3 CAPITAL STOCK

The Company is currently authorized to issue 100,000,000 common shares at $.01 par value per share and 10,000,000 preferred shares at $5.00 par value per share.

 During the year ended December 31, 2011, the Company issued to 15,000,000 common shares to an officer of the Company in exchange for $750,000 in services rendered, valued at the closing stock price of $.05 per share at the date of issuance.

Lease Commitments and Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Leases [Abstract]
Lease Commitments and Related Party Transactions

NOTE 6 LEASE COMMITMENTS AND RELATED PARTY TRANSACTIONS

The Company has a month to month lease at $563 per month with an unrelated landlord. The Company also has a month to month lease for an executive office at $95 per month with an unrelated landlord. Estimated costs for future minimum lease payments, anticipating a 5% increase, are as follows:

2012 5,922

2013 8,291

2014 8,705

2015 9,141

2016 9,598

NOTE 4 LEASE COMMITMENTS AND RELATED PARTY TRANSACTIONS

The Company has a month to month lease at $563 per month with an unrelated landlord. Therefore, no future minimum lease commitment exists beyond one year.

Income (Loss) Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Income (Loss) Per Share

NOTE 7 INCOME (LOSS) PER SHARE

Income (loss) per share is computed by dividing the net income (loss) by the weighted average number of common shares outstanding during the period. Basic and diluted income (loss) per share was the same for the periods ended March 31, 2012 and 2011, respectively.

NOTE 5 INCOME (LOSS) PER SHARE

Income (loss) per share is computed by dividing the net income (loss) by the weighted average number of common shares outstanding during the period. Basic and diluted income (loss) per share was the same for the years ended December 31, 2011 and 2010.

Supplemental Cash Flow Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

NOTE 8 SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental disclosures of cash flow information for the three months ending March 31, 2012 and 2011 are summarized as follows:

Cash paid during the three months ending March 31, 2012 and 2011 for interest and income taxes:

Income Taxes $ --

Interest $ --

NOTE 6 SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental disclosures of cash flow information for the years ending December 31, 2011 and 2010 are summarized as follows:

Cash paid during the years ending December 31, 2011 and 2010 for interest and income taxes:

Income Taxes	$--
Interest	$--

Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting

NOTE 9 SEGMENT REPORTING

The Company follows paragraph 280 of the FASB Accounting Standards Codification for disclosures about segment reporting. This Statement requires companies to report information about operating segments in interim and annual financial statements. It also requires segment disclosures about products and services, geographic areas, and major customers. The Company determined that it did not have any separately reportable operating segments for the three months ended March 31, 2012 and 2011.

NOTE 7 SEGMENT REPORTING

The Company follows paragraph 280 of the FASB Accounting Standards Codification for disclosures about segment reporting. This Statement requires companies to report information about operating segments in interim and annual financial statements. It also requires segment disclosures about products and services, geographic areas, and major customers. The Company determined that it did not have any separately reportable operating segments as of December 31, 2011 and 2010.

Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Going Concern
Going Concern

NOTE 10 GOING CONCERN

The accompanying financial statements for the three months ended March 31, 2012 and 2011 have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As of March 31, 2012, the Company had negative working capital of $2,283,696 and a retained deficit of $5,269,012. There can be no assurance that the Company will be able to obtain the substantial additional capital resources necessary to implement its business plan or that any assumptions relating to its business plan will prove to be accurate. The Company is pursuing sources of additional financing and there can be no assurance that any such financing will be available to the Company on commercially reasonable terms, or at all. Any inability to obtain additional financing will have a material adverse effect on the Company, including possibly requiring the Company to cease operations.

These factors raise substantial doubt about the ability of the Company to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 8 GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. The Company incurred a net loss in 2011, has negative cash flows from operations, has a stockholders’ deficit, has a retained deficit, and negative working capital. There can be no assurance that the Company will be able to obtain the substantial additional capital resources necessary to implement its business plan or that any assumptions relating to its business plan will prove to be accurate. The Company is pursuing sources of additional financing and there can be no assurance that any such financing will be available to the Company on commercially reasonable terms, or at all. Any inability to obtain additional financing will have a material adverse effect on the Company, including possibly requiring the Company to cease operations.

These factors raise substantial doubt about the ability of the Company to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Judgments Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Judgments Payable

NOTE 11 JUDGMENTS PAYABLE

The Company currently has three judgments against it. Included in the accompanying balance sheets at March 31, 2012 and December 31, 2011 is $2,300,945 in the following judgments.

Sebaco Siete, S.A. v. Omega Realty Partners, LLC, et. al. 11th Judicial Circuit in and for Miami-Dade County, Florida. Case No.: 06-11204 CA 13 FJ. A default judgment against impleader defendants in the amount of $1,564,832 was filed in 2009.

Jorge Ramos v. Omega Capital Funding, LLC, et. al. in the circuit court of the 11th Judicial Circuit in and for Miami-Dade County, Florida. Case No.: 07-38288 CA 09. A final summary judgment was filed in 2009 in the amount of $85,000.

originating in prior years as follows:

Luxury Home LLC v. Omega et. al. Case No.: CV2011-004554. A default judgment in the amount of $651,113 was filed in 2012 for a previous year’s claim.

NOTE 9 JUDGMENTS PAYABLE

The Company currently has three judgments against it. Included in the accompanying balance sheets at December 31, 2011 and 2010 is $2,300,945 in the following judgments.

Sebaco Siete, S.A. v. Omega Realty Partners, LLC, et. al. 11th Judicial Circuit in and for Miami-Dade County, Florida. Case No.: 06-11204 CA 13 FJ. A default judgment against impleader defendants in the amount of $1,564,832 was filed in 2009.

Jorge Ramos v. Omega Capital Funding, LLC, et. al. in the circuit court of the 11th Judicial Circuit in and for Miami-Dade County, Florida. Case No.: 07-38288 CA 09. A final summary judgment was filed in 2009 in the amount of $85,000.

Subsequent to year-end, the Company received a judgment against it from a case originating in prior years as follows:

Luxury Home LLC v. Omega et. al. Case No.: CV2011-004554. A default judgment in the amount of $651,113 was filed in 2012 for a previous year’s claim.

Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

NOTE 12 SUBSEQUENT EVENTS

JOINT VENTURE – GARDENS VE

On February 20, 2012, CCRE, a wholly owned subsidiary of Omega Commercial Finance Corp.”), entered into the Strategic Alliance Agreement (the “Strategic Alliance”) with Gardens VE Limited (Company No. 07071936), a British Company (“Gardens”), and its management, whereby the parties agreed to form a strategic alliance for the acquisition and refurbishment of the La Posta Golf Club & Luxury Hotel. Under the Agreement, Gardens has free and clear, unencumbered title to the fixed assets and issued preferred stock equal to Forty-Nine (49%) percent of their ownership interests. Separately, the Company authorized, with no consideration to the Strategic Alliance, 2,000,000 shares of restricted common stock in the name of Flavio Zuanier at par value $.01. Omega is responsible for the arrangement and contribution of up to but no more than fifty-eight million dollars ($58,000,000 US) over the course of the operation as needed per the budgeted projected cost for the Strategic Alliance. The agreement is currently being amended.

Management has determined that there are no further events subsequent to the balance sheet date that should be disclosed in these financial statements.

NOTE 10 SUBSEQUENT EVENTS

Subsequent to year end, the Company’s officer and Director retired 13,000,000 of his 15,000,000 common shares to the Company’s treasury.

As of February 20, 2012, the Company issued 2,000,000 shares of common stock to Flavio Zuanier in connection with a strategic alliance which gave this individual a vested interest in the Company; the shares were valued at par value .01. Separately, the strategic alliance entity, Gardens VE Limited transferred 49% interest to CCRE a wholly owned subsidiary of Omega Commercial Finance Corporation representing 49% of the net book value of the strategic alliance entity, Gardens VE Limited. There were neither other expenses nor net proceeds to the company in this transaction. (Please Reference Exhibit 10.3)

Summary of The Gardens VE Limited Strategic Alliance: On February 20, 2012, CCRE, a wholly owned subsidiary of Omega Commercial Finance Corporation ("Omega" or the "Company"), entered into the Strategic Alliance Agreement (the "Agreement") with Gardens VE Limited (Company No. 07071936), a British Company ("Gardens"), and its managing member Flavio Zuanier, whereby the parties agreed to form a strategic alliance for the acquisition and refurbishment of the La Posta Golf Club & Luxury Hotel future project. Under the Agreement, the majority owner of Gardens is responsible for the transfer of fix assets, free and clear and unencumbered into Gardens; subsequently transferring ownership interest equal to forty-nine (49%) percent in of Gardens VE Limited at no cost to CCRE. Separately, the Company offered at no cost to Flavio Zunnier 2,000,000 shares of restricted common stock as an incentive to form this strategic alliance with CCRE due to the fact it's unproven in the commercial real estate development sector, same as for the parent Company.